Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property plant and equipment explanatory
The following is a summary of the changes in carrying value of property, plant and equipment:

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2021	Rs.	4,228	Rs.	27,520	Rs.	78,634	Rs.	6,252	Rs.	1,257	Rs.	117,891
Additions		-		1,037		9,941		738		621		12,337
Assets acquired through business combinations (1)		-		1		-		1		-		2
Disposals		-		(221)		(1,219)		(186)		(391)		(2,017)
Effect of changes in foreign exchange rates		5		85		313		9		(32)		380
Balance as of March 31, 2022	Rs.	4,233	Rs.	28,422	Rs.	87,669	Rs.	6,814	Rs.	1,455	Rs.	128,593

Balance as of April 1, 2022	Rs.	4,233	Rs.	28,422	Rs.	87,669	Rs.	6,814	Rs.	1,455	Rs.	128,593
Additions		11		1,852		12,952		1,196		662		16,673
Disposals		-		(844)		(3,002)		(428)		(160)		(4,434)
Effect of changes in foreign exchange rates		74		294		1,024		70		19		1,481
Balance as of March 31, 2023	Rs.	4,318	Rs.	29,724	Rs.	98,643	Rs.	7,652	Rs.	1,976	Rs.	142,313

Accumulated Depreciation/Impairment loss
Balance as of April 1, 2021	Rs.	-	Rs.	9,790	Rs.	54,661	Rs.	5,303	Rs.	804	Rs.	70,558
Depreciation for the year		-		1,718		5,554		572		308		8,152
Impairment (2)		64		872		1,626		7		1		2,570
Disposals		-		(118)		(1,092)		(182)		(342)		(1,734)
Effect of changes in foreign exchange rates		-		20		167		7		(11)		183
Balance as of March 31, 2022	Rs.	64	Rs.	12,282	Rs.	60,916	Rs.	5,707	Rs.	760	Rs.	79,729

Balance as of April 1, 2022	Rs.	64	Rs.	12,282	Rs.	60,916	Rs.	5,707	Rs.	760	Rs.	79,729
Depreciation for the year		-		1,726		5,888		675		326		8,615
Impairment (2)		-		-		40		4		-		44
Disposals		-		(526)		(2,644)		(398)		(117)		(3,685)
Effect of changes in foreign exchange rates		4		211		806		56		27		1,104
Balance as of March 31, 2023	Rs.	68	Rs.	13,693	Rs.	65,006	Rs.	6,044	Rs.	996	Rs.	85,807

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Net carrying value
As of April 1, 2021	Rs.	4,228	Rs.	17,730	Rs.	23,973	Rs.	949	Rs.	453	Rs.	47,333
As of March 31, 2022	Rs.	4,169	Rs.	16,140	Rs.	26,753	Rs.	1,107	Rs.	695	Rs.	48,864
Add: Capital-work-in-progress											Rs.	13,394
Less: Impairment of Capital-work-in-progress (2)												(89)
Total as of March 31, 2022											Rs.	62,169
As of March 31, 2023	Rs.	4,250	Rs.	16,031	Rs.	33,637	Rs.	1,608	Rs.	980	Rs.	56,506
Add: Capital-work-in-progress											Rs.	9,944
Add: Impairment reversal of Capital-work-in-progress (2)(3)												12
Total as of March 31, 2023											Rs.	66,462

(1)	Refer to Note 6 of these consolidated financial statements for further details.
(2)
During the year ended March 31, 2022, there was a significant decline in the expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (Shreveport Cash Generating Unit (“CGU”)). Consequently, the Company tested the carrying amount of the CGU, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. This resulted in the recoverable amount of the CGU being lower than its carrying amount. Accordingly, the Company recognized an impairment loss of the entire carrying value of Rs.2,570 for property, plant and equipment, Rs.89 for capital-work-in-progress and Rs.392 for goodwill.  This impairment loss pertains to the Company’s Global Generics segment.

In Addition, a further impairment loss of Rs.44 representing the additions made to property, plant and equipment during the year ended March 31, 2023 has been recognized as the recoverable amount continues to be lower than the carrying value.

This impairment loss pertains to the company’s Global Generics Segment

(3)	Reversal of impairment on capitalization of assets for the Shreveport CGU.

Summary of detailed information about Right-of-Use Assets
The Company has lease contracts for various items of plant and equipment, vehicles and other equipment used in its operations. Below are the carrying amounts of right-of-use assets recognized and the movements during the
year included in the above property, plant and equipment.

Particulars	Land		Buildings		Plant and equipment		Furniture, fixtures and office equipment		Vehicles		Total
Gross carrying value
Balance as of April 1, 2021	Rs.	81	Rs.	3,886	Rs.	18	Rs.	51	Rs.	604	Rs.	4,640
Additions		-		98		-		16		360		474
Disposals		-		(202)		(1)		-		(199)		(402)
Effect of changes in foreign exchange rates		(2)		(23)		(1)		-		(10)		(36)
Balance as of March 31, 2022	Rs.	79	Rs.	3,759	Rs.	16	Rs.	67	Rs.	755	Rs.	4,676

Balance as of April 1, 2022	Rs.	79	Rs.	3,759	Rs.	16	Rs.	67	Rs.	755	Rs.	4,676
Additions		-		197		-		18		371		586
Disposals		-		(794)		(13)		-		(136)		(943)
Effect of changes in foreign exchange rates		5		43		-		-		(12)		36
Balance as of March 31, 2023	Rs.	84	Rs.	3,205	Rs.	3	Rs.	85	Rs.	978	Rs.	4,355

Accumulated Depreciation
Balance as of April 1, 2021	Rs.	-	Rs.	1,335	Rs.	15	Rs.	25	Rs.	321	Rs.	1,696
Depreciation for the year		-		656		1		12		189		858
Disposals		-		(99)		(1)		-		(155)		(255)
Effect of changes in foreign exchange rates		-		(19)		(1)		(1)		(3)		(24)
Balance as of March 31, 2022	Rs.	-	Rs.	1,873	Rs.	14	Rs.	36	Rs.	352	Rs.	2,275

Balance as of April 1, 2022	Rs.	-	Rs.	1,873	Rs.	14	Rs.	36	Rs.	352	Rs.	2,275
Depreciation for the year		-		626		1		13		239		879
Disposals		-		(512)		(13)		-		(95)		(620)
Effect of changes in foreign exchange rates		-		19		1		-		(5)		15
Balance as of March 31, 2023	Rs.	-	Rs.	2,006	Rs.	3	Rs.	49	Rs.	491	Rs.	2,549

Net carrying value
As of April 1, 2021	Rs.	81	Rs.	2,551	Rs.	3	Rs.	26	Rs.	283	Rs.	2,944
As of March 31, 2022	Rs.	79	Rs.	1,886	Rs.	2	Rs.	31	Rs.	403	Rs.	2,401
As of March 31, 2023	Rs.	84	Rs.	1,199	Rs.	-	Rs.	36	Rs.	487	Rs.	1,806

Summary of detailed information about amounts recognized in Income statement for Right-of-Use Assets
The following are the amounts recognized in income statement:

	For the Year Ended March 31,
	2023		2022
Depreciation expense of right-of-use assets	Rs.	879	Rs.	858
Interest expense on lease liabilities		214		221